DBX ETF Trust | 1
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Electronic Components — 5.1%
Coherent Corp. *
4,263 1,184,389
Kioxia Holdings Corp. *
8,400 2,629,487
MACOM Technology Solutions
Holdings, Inc. *
1,390 366,724
Samsung Electro-Mechanics
Co. Ltd.
1,198 1,276,256
(Cost $5,129,919)
5,456,856
Electronic Manufacturing
Services — 1.5%
Fabrinet *
779 321,672
TE Connectivity PLC
6,369 1,307,237
(Cost $1,776,626)
1,628,909
Industrial Machinery &
Supplies — 0.4%
VAT Group AG, 144A
(Cost $385,828)
588 436,224
Semiconductor Materials &
Equipment — 28.0%
Advantest Corp.
15,784 3,329,866
Applied Materials, Inc.
9,274 4,251,109
ASM International NV
1,001 939,512
ASML Holding NV
3,036 5,119,947
BE Semiconductor Industries NV
1,602 363,803
Disco Corp.
1,868 679,847
Entegris , Inc.
3,310 447,810
KLA Corp.
23,918 4,196,413
Lam Research Corp.
15,886 4,789,470
Lasertec Corp.
1,594 335,779
MKS, Inc.
1,365 349,768
MPI Corp.
1,845 298,369
SCREEN Holdings Co. Ltd.
3,700 315,101
Teradyne, Inc.
3,413 1,193,970
Tokyo Electron Ltd.
9,790 3,460,018
(Cost $25,633,905)
30,070,782
Semiconductors — 64.9%
Advanced Micro Devices, Inc. *
10,229 4,814,995
Analog Devices, Inc.
10,564 3,825,647
ARM Holdings PLC, ADR *
2,152 520,590
ASE Technology Holding Co. Ltd.
82,646 1,521,508
ASPEED Technology, Inc.
63 31,905
Astera Labs, Inc. *
2,906 863,024
Broadcom, Inc.
13,609 5,039,957
Credo Technology Group
Holding Ltd. *
3,611 816,772
First Solar, Inc. *
2,234 451,045
Infineon Technologies AG
28,359 1,854,296
Intel Corp. *
47,983 4,294,958
Lattice Semiconductor Corp. *
2,938 338,869
Marvell Technology, Inc.
19,045 4,031,065
MediaTek, Inc.
31,497 3,897,160
Number
of Shares Value $
Microchip Technology, Inc.
11,571 849,890
Micron Technology, Inc.
5,578 5,347,796
Monolithic Power Systems, Inc.
1,027 1,302,000
Nanya Technology Corp.
34,000 581,994
NVIDIA Corp.
25,969 5,733,436
NXP Semiconductors NV
5,497 1,234,846
ON Semiconductor Corp. *
8,437 625,097
QUALCOMM, Inc.
22,914 3,906,379
Renesas Electronics Corp.
35,700 758,285
SK hynix , Inc.
3,827 4,680,986
STMicroelectronics NV
14,139 706,473
STMicroelectronics NV, Class Y
45 2,256
Taiwan Semiconductor
Manufacturing Co. Ltd.
68,440 5,188,771
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR
81 33,641
Texas Instruments, Inc.
17,550 4,578,971
Tower Semiconductor Ltd. *
2,422 494,620
United Microelectronics Corp.
252,942 1,028,608
(Cost $53,106,674)
69,355,840
TOTAL COMMON STOCKS
(Cost $86,032,952)
106,948,611
EXCHANGE-TRADED FUNDS
— 0.1%
Invesco PHLX Semiconductor
ETF
(Cost $41,013)
500 45,380
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.65% (a)
(Cost $39,492)
39,492 39,492
TOTAL INVESTMENTS
— 100.0%
(Cost $86,113,457)
107,033,483
Other assets and liabilities,
net — 0.0%
27,249
NET ASSETS — 100.0%
107,060,732

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.65% (a)
55,935 2,885,664 (2,902,107) — — 1,124 — 39,492 39,492
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 1 59,929 59,026 9/18/2026 (903)
USD U.S. Dollar

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CHPS-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 106,948,611 $ — $ — $ 106,948,611
Exchange-Traded Funds
45,380 — — 45,380
Short-Term Investments (a)
39,492 — — 39,492
TOTAL
$ 107,033,483 $ — $ — $ 107,033,483
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (903) $ — $ — $ (903)
TOTAL
$ (903) $ — $ — $ (903)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.